Related Parties (Details) - Schedule of balances and related party transactions - BRL (R$) R$ in Millions		Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Wilkes Participações S.A. [Member]
Controlling shareholder
Transactions revenue (expenses)		R$ (7)		R$ (4)
Euris [Member]
Controlling shareholder
Transactions revenue (expenses)		(2)		(1)
Casino Guichard Perrachon [Member]
Controlling shareholder
Transactions revenue (expenses)		(39)		(37)
Controlling Shareholder [Member]
Controlling shareholder
Transactions revenue (expenses)		(48)		(42)
GPA [Member]
Controlling shareholder
Transactions revenue (expenses)	[1]	(298)		(104)
Compre Bem [Member]
Controlling shareholder
Transactions revenue (expenses)				(1)
Greenyellow [Member]
Controlling shareholder
Transactions revenue (expenses)		(25)		(21)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [member]
Controlling shareholder
Transactions revenue (expenses)		18		10
Joint ventures [member]
Controlling shareholder
Transactions revenue (expenses)		(305)		(116)
Other related parties [member]
Controlling shareholder
Transactions revenue (expenses)		(353)		R$ (158)
Suppliers [member]
Controlling shareholder
Liabilities balance suppliers current		25	R$ 22
Liabilities balance suppliers non-current
Suppliers [member] | Wilkes Participações S.A. [Member]
Controlling shareholder
Liabilities balance suppliers
Suppliers [member] | Euris [Member]
Controlling shareholder
Liabilities balance suppliers
Suppliers [member] | Casino Guichard Perrachon [Member]
Controlling shareholder
Liabilities balance suppliers
Suppliers [member] | Controlling Shareholder [Member]
Controlling shareholder
Liabilities balance suppliers
Suppliers [member] | GPA [Member]
Controlling shareholder
Liabilities balance suppliers	[1]	12	8
Suppliers [member] | Compre Bem [Member]
Controlling shareholder
Liabilities balance suppliers
Suppliers [member] | Greenyellow [Member]
Controlling shareholder
Liabilities balance suppliers
Suppliers [member] | Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [member]
Controlling shareholder
Liabilities balance suppliers		13	14
Suppliers [member] | Joint ventures [member]
Controlling shareholder
Liabilities balance suppliers		25	22
Suppliers [member] | Other related parties [member]
Controlling shareholder
Liabilities balance suppliers		25	22
Other liabilities [member]
Controlling shareholder
Liabilities balance other liabilities current		1,340	368
Liabilities balance other liabilities non-current		82
Other liabilities [member] | Wilkes Participações S.A. [Member]
Controlling shareholder
Liabilities balance other liabilities		2	2
Other liabilities [member] | Euris [Member]
Controlling shareholder
Liabilities balance other liabilities		1	1
Other liabilities [member] | Casino Guichard Perrachon [Member]
Controlling shareholder
Liabilities balance other liabilities
Other liabilities [member] | Controlling Shareholder [Member]
Controlling shareholder
Liabilities balance other liabilities		3	3
Other liabilities [member] | GPA [Member]
Controlling shareholder
Liabilities balance other liabilities	[1]	1,419	365
Other liabilities [member] | Compre Bem [Member]
Controlling shareholder
Liabilities balance other liabilities
Other liabilities [member] | Greenyellow [Member]
Controlling shareholder
Liabilities balance other liabilities
Other liabilities [member] | Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [member]
Controlling shareholder
Liabilities balance other liabilities
Other liabilities [member] | Joint ventures [member]
Controlling shareholder
Liabilities balance other liabilities		1,419	365
Other liabilities [member] | Other related parties [member]
Controlling shareholder
Liabilities balance other liabilities		1,422	368
Clients [member]
Controlling shareholder
Assets balance clients current		105	55
Assets balance clients non-current
Clients [member] | Wilkes Participações S.A. [Member]
Controlling shareholder
Assets balance Clients
Clients [member] | Euris [Member]
Controlling shareholder
Assets balance Clients
Clients [member] | Casino Guichard Perrachon [Member]
Controlling shareholder
Assets balance Clients			13
Clients [member] | Controlling Shareholder [Member]
Controlling shareholder
Assets balance Clients			13
Clients [member] | GPA [Member]
Controlling shareholder
Assets balance Clients	[1]	13	18
Clients [member] | Compre Bem [Member]
Controlling shareholder
Assets balance Clients
Clients [member] | Greenyellow [Member]
Controlling shareholder
Assets balance Clients
Clients [member] | Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [member]
Controlling shareholder
Assets balance Clients		92	24
Clients [member] | Joint ventures [member]
Controlling shareholder
Assets balance Clients		105	42
Clients [member] | Other related parties [member]
Controlling shareholder
Assets balance Clients		105	55
Other assets [member]
Controlling shareholder
Assets balance other assets current
Assets balance other assets non-current		264	114
Other assets [member] | Wilkes Participações S.A. [Member]
Controlling shareholder
Assets balance other assets
Other assets [member] | Euris [Member]
Controlling shareholder
Assets balance other assets
Other assets [member] | Casino Guichard Perrachon [Member]
Controlling shareholder
Assets balance other assets
Other assets [member] | Controlling Shareholder [Member]
Controlling shareholder
Assets balance other assets
Other assets [member] | GPA [Member]
Controlling shareholder
Assets balance other assets	[1]	249	100
Other assets [member] | Compre Bem [Member]
Controlling shareholder
Assets balance other assets
Other assets [member] | Greenyellow [Member]
Controlling shareholder
Assets balance other assets
Other assets [member] | Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [member]
Controlling shareholder
Assets balance other assets		15	14
Other assets [member] | Joint ventures [member]
Controlling shareholder
Assets balance other assets		264	114
Other assets [member] | Other related parties [member]
Controlling shareholder
Assets balance other assets		R$ 264	R$ 114

[1]	As of September 30, 2022, the amount recorded in other assets is substantially composed of R$161 related to balance receivable from the sale of assets and R$84 to the indemnification process agreed in the separation agreement between the companies occurred on December 14, 2020. The amount recorded in other liabilities is substantially composed of R$1,192 related to the acquisition of the commercial points and R$200 to the indemnification process and refunds agreed in the separation agreement between the parties.